Restructuring and Impairment Charges	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND IMPAIRMENT CHARGES
RESTRUCTURING, IMPAIRMENT AND OTHER CHARGES

2011 Global Plan

During the second half of 2011, the semiconductor and solar industries experienced downturns, and the downturn in the solar industry was more dramatic. In December 2011, in order to better align our business to current and expected market conditions in the semiconductor and solar markets, as well as to improve the company's overall cost competitiveness and cash flows across all segments, we committed to a series of actions to reduce the company's global workforce, right size production capacity and accelerate operating cost reductions in 2012 and beyond (the “2011 Global Plan”).  These actions included:

•	Reducing total workforce by approximately 1,400 persons worldwide, representing approximately 20% of the company's employees;

•	Shuttering the company's Merano, Italy polysilicon facility as of December 31, 2011;

•	Reducing production capacity at the company's Portland, Oregon crystal facility and slowing the ramp of the Kuching, Malaysia wafering facility; and

•	Consolidating our solar wafering and solar energy system operations into a single Solar Energy business unit, effective January 1, 2012.

In addition, based on the market capitalization of MEMC compared to book value and the adverse market conditions, we incurred charges associated with restructuring, impairment of long-lived assets, impairments of goodwill and certain investments, and write-downs of inventory and the realizability of deferred tax assets. The following is a summary of the charges recorded during the three months ended December 31, 2011:

In millions	Segment
Type of Charge	Semiconductor Materials	Solar Energy	Corporate	Total	Statement of Operations Classification

Restructuring	$35.6	$303.0	$0.9	$339.5	Restructuring
Long-lived asset impairment (See Note 9)	7.4	358.0	—	365.4	Long-lived asset impairment
Goodwill impairment (See Note 10)	—	384.1	—	384.1	Goodwill impairment
Investment/JV impairment (See Note 6)	—	78.9	—	78.9	Other, net and equity in loss of joint ventures
Inventory adjustments and other (See Note 7)	14.2	82.5	—	96.7	Cost of goods sold

In the fourth quarter of 2011, restructuring charges consisted of $62.1 million of severance and other one-time benefits for employees terminated under the 2011 Global Plan, $226.4 million of estimated liabilities accrued as a result of us canceling or not being able to fulfill the entire purchase obligation for certain supplier contracts, and $51.0 million of other related charges. Total cash payments made under the 2011 Global Plan during the year ended December 31, 2011 were $1.8 million. See table below for cash payments made during the year ended December 31, 2012. For additional discussion on the charges associated with the impairment of long-lived assets, impairments of goodwill and certain investments, and write-downs of inventory and the realizability of deferred tax assets, see the respective footnotes noted in the above table.

In addition, during June 2011, we committed to actions to reduce overall manufacturing costs across our global sites, as well as to realign certain general and administrative expenses due to industry and customer specific developments. These actions included relocation of certain operations and reductions in headcount. During the year ended December 31, 2011, we recorded restructuring charges of $6.8 million for severance and other related employee benefits associated with these actions. Cash payments of $9.9 million were made during 2011 that were also related to these actions.

Details of the 2012 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2012
In millions	Accrued January 1, 2012	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2012	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and Employee Benefits	$60.2	$—	$(27.8)	$(0.7)	$31.7	$63.2	$63.2
Contract Termination	260.0	(93.4)	(34.3)	2.2	134.5	164.6	164.6
Other	51.1	(2.1)	(11.9)	1.2	38.3	49.7	49.7
Total	$371.3	$(95.5)	$(74.0)	$2.7	$204.5	$277.5	$277.5

On September 4, 2012, we executed two settlement agreements with Evonik Industries AG and Evonik Degussa SpA ("Evonik"), one of our suppliers, to settle disputes arising from our early termination of two take-or-pay supply agreements. One of the original supply agreements also included a provision for the construction and operation of a chlorosilanes plant located on our existing Merano, Italy site for our benefit. Pursuant to the settlement, we will pay Evonik a total of 70.0 million euro, of which 10.0 million euro was paid in the third quarter of 2012 and 15.0 million euro was paid in the fourth quarter of 2012. The balance will be paid in various installments over the next three quarters. The settlement also required our forfeiture of a $10.2 million deposit with Evonik. As a result of this settlement, a favorable adjustment to our 2011 Global Plan accrual was made in the third quarter of 2012 resulting in $69.2 million of income within restructuring and impairment on the consolidated statement of operations. Additionally, on December 30, 2012 as part of the settlement with Evonik, we obtained title to the related chlorosilanes plant, which resulted in $31.7 million of income on the consolidated statement of operations in the fourth quarter of 2012.

2009 Restructuring Plan
In order to better align manufacturing capabilities to projected demand, MEMC committed to workforce reductions during the first and second quarters of 2009 (the “2009 Global Plan”) related to the Semiconductor Materials segment. In September 2009, MEMC committed to actions to reduce manufacturing costs in the Semiconductor Materials segment by shifting manufacturing from our St. Peters, Missouri and Sherman, Texas facilities to other locations which are closer to a number of MEMC’s customers in the Asia Pacific region (the “2009 U.S. Plan”). MEMC has provided and paid severance benefits to those terminated under the 2009 Global Plan and will provide severance benefits to those employees who have been or will be terminated under the 2009 U.S. Plan. The 2009 Global Plan was completed by June 30, 2009. We expect the 2009 U.S. Plan to be completed in 2013.
Details of 2012 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued January 1, 2012	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2012	As of December 31, 2012
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$12.6	$(2.5)	$(7.4)	$2.7	$15.5	$15.5
Asset move costs	—	—	—	—	4.9	5.2
Contract termination	2.9	—	(2.9)	—	2.9	2.9
Infrastructure costs	—	4.3	(4.3)	—	4.3	4.3
Total	$15.5	$1.8	$(14.6)	$2.7	$27.6	$27.9

Details of 2011 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued January 1, 2011	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2011	As of December 31, 2011
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$16.2	$(0.2)	$(3.4)	$12.6	$18.0	$18.8
Asset move costs	—	1.7	(1.7)	—	4.9	20.3
Contract termination	—	2.9	—	2.9	2.9	2.9
Infrastructure costs	—	—	—	—	—	4.0
Total	$16.2	$4.4	$(5.1)	$15.5	$25.8	$46.0

Details of 2010 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued January 1, 2010	Year-to-Date Restructuring Charges	Cash Payments	Accrued December 31, 2010	As of December 31, 2010
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$15.2	$2.1	$(1.1)	$16.2	$18.2	$21.0
Asset move costs	—	3.2	(3.2)	—	3.2	20.3
Contract termination	—	—	—	—	—	3.0
Infrastructure costs	—	—	—	—	—	4.0
Total	$15.2	$5.3	$(4.3)	$16.2	$21.4	$48.3